SCHEDULE OF SALES TO CUSTOMERS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from sales of products		$ 51,233	$ 157,618	$ 169,943	$ 394,004	$ 438,141
Customer A [Member]
Revenues from sales of products		47,932	109,824	119,481	163,644	201,455
Customer B [Member]
Revenues from sales of products			41,554	35,948	154,425	221,025
Customer C [Member]
Revenues from sales of products					45,937
Customer [Member]
Revenues from sales of products		$ 47,932	$ 151,378	$ 155,429	$ 364,006	$ 422,480